Acquisitions and disposals - Net Assets Acquired (Details) - Profertil S.A. $ in Thousands	Dec. 18, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,007
Trade and other receivables	159,010
Short-term investments	38,688
Inventories	50,286
Right of use assets	9,221
Property, plant and equipment (*)	1,303,071
Intangible assets	10,419
Total Assets	1,571,702
Trade and other payables	(63,304)
Payroll and other liabilities	(7,039)
Borrowings	(80,151)
Lease liabilities	(9,904)
Deferred income tax liabilities	(386,344)
Current income tax liabilities	(41,462)
Provision for other liabilities	(22,744)
Total Liabilities	(610,948)
Net identifiable Assets Acquired	960,754
Add: goodwill	208,204
Net assets acquired	1,168,958
Bahia Blanca (Fertilizer Complex)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment (*)	$ 1,107,000